Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Income Loss Per Share Attributable to Ordinary Shareholder - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Abstract]
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	250,847	252,462	251,655	252,462	252,462	252,371
LOSS PER SHARE, DILUTED	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74